Additional Information: Condensed Financial Statements of Parent Company - Summary of Condensed Balance Sheets (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Series A Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value	$ 0.001	$ 0.001
Redeemable convertible preference shares, Authorized		2,500,000
Redeemable convertible preference shares and ordinary shares, Issued	0	2,476,190
Redeemable convertible preference shares and ordinary shares, Outstanding	0	2,476,190
Redeemable convertible preference shares, Redemption amount		$ 6,737
Series B Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value	$ 0.001	$ 0.001
Redeemable convertible preference shares, Authorized		3,000,000
Redeemable convertible preference shares and ordinary shares, Issued	0	1,889,249
Redeemable convertible preference shares and ordinary shares, Outstanding	0	1,889,249
Redeemable convertible preference shares, Redemption amount		$ 14,625
Series C Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value	$ 0.001	$ 0.001
Redeemable convertible preference shares, Authorized		1,650,000
Redeemable convertible preference shares and ordinary shares, Issued	0	1,599,186
Redeemable convertible preference shares and ordinary shares, Outstanding	0	1,599,186
Redeemable convertible preference shares, Redemption amount		$ 22,288
Series D Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value	$ 0.001	$ 0.001
Redeemable convertible preference shares, Authorized		4,500,000
Redeemable convertible preference shares and ordinary shares, Issued	0	2,493,018
Redeemable convertible preference shares and ordinary shares, Outstanding	0	2,493,018
Redeemable convertible preference shares, Redemption amount		$ 58,874
Series E Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value	$ 0.001	$ 0.001
Redeemable convertible preference shares, Authorized		1,200,000
Redeemable convertible preference shares and ordinary shares, Issued	0	1,068,114
Redeemable convertible preference shares and ordinary shares, Outstanding	0	1,068,114
Redeemable convertible preference shares, Redemption amount		$ 20,000
Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value	$ 0.001	$ 0.001
Redeemable convertible preference shares and ordinary shares, Issued	0	742,320
Redeemable convertible preference shares and ordinary shares, Outstanding	0	742,320
Parent Company [Member] | Series A Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value		$ 0.001
Redeemable convertible preference shares, Authorized		2,500,000
Redeemable convertible preference shares and ordinary shares, Issued	0	2,476,190
Redeemable convertible preference shares and ordinary shares, Outstanding	0	2,476,190
Redeemable convertible preference shares, Redemption amount		$ 6,737
Parent Company [Member] | Series B Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value		$ 0.001
Redeemable convertible preference shares, Authorized		3,000,000
Redeemable convertible preference shares and ordinary shares, Issued	0	1,889,249
Redeemable convertible preference shares and ordinary shares, Outstanding	0	1,889,249
Redeemable convertible preference shares, Redemption amount		$ 14,625
Parent Company [Member] | Series C Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value		$ 0.001
Redeemable convertible preference shares, Authorized		1,650,000
Redeemable convertible preference shares and ordinary shares, Issued	0	1,599,186
Redeemable convertible preference shares and ordinary shares, Outstanding	0	1,599,186
Redeemable convertible preference shares, Redemption amount		$ 22,288
Parent Company [Member] | Series D Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value		$ 0.001
Redeemable convertible preference shares, Authorized		4,500,000
Redeemable convertible preference shares and ordinary shares, Issued	0	2,493,018
Redeemable convertible preference shares and ordinary shares, Outstanding	0	2,493,018
Redeemable convertible preference shares, Redemption amount		$ 58,874
Parent Company [Member] | Series E Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value		$ 0.001
Redeemable convertible preference shares, Authorized		1,200,000
Redeemable convertible preference shares and ordinary shares, Issued	0	1,068,114
Redeemable convertible preference shares and ordinary shares, Outstanding	0	1,068,114
Redeemable convertible preference shares, Redemption amount		$ 20,000
Parent Company [Member] | Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible preference shares and ordinary shares, Par value		$ 0.001
Redeemable convertible preference shares and ordinary shares, Issued	0	742,320
Redeemable convertible preference shares and ordinary shares, Outstanding	0	742,320